Share-Based Compensation Expense by Award Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 24,963	$ 19,676	$ 16,036
Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	6,801	6,605	5,611
Restricted Share Awards, Restricted Share Units, and Cash-Based Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	9,242	7,850	6,799
Performance Share Awards and Cash-Based Performance Share Unit Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 8,920	$ 5,221	$ 3,626